real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
real estate joint ventures
Other operating income	$ 69	$ 273
Interest expense	740	670
Income tax expense (recovery)	468	552
Net income	1,776	1,624
Comprehensive income	1,554	1,908
Real estate joint ventures
real estate joint ventures
Revenue from investment property		21
Other operating income		345
Depreciation and amortization		5
Interest expense		6
Net income	(29)	322
Comprehensive income	(29)	322
Capitalized financing costs	12	8
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0